UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

 Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of Depositor: 0002059797

(Exact name of issuing entity as specified in its charter): CRIBS Mortgage Trust 2025-RTL1

Central Index Key Number of issuing entity (if applicable): Not applicable

Sun Yee (310) 503-3916

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of Third-Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99 to this Form ABS-15G are the disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2). Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: March 20, 2025	CRIBS Depositor, LLC
(Depositor)

	By:	Colchis RBLF L.P., its sole equity member
	By:	Colchis Resi Bridge GP, LLC, its general partner

	By:	/s/ Sun Yee
	Name:	Sun Yee
	Title:	CFO

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Setpoint Technologies Inc. (“Setpoint”) Executive Summary

Exhibit 99.2	Setpoint Summary Report

Exhibit 99.3	Setpoint Diligence Report - Setpoint

Exhibit 99.4	Setpoint Diligence Report - Summit

Exhibit 99.5	Setpoint Guarantors Report

Exhibit 99.6	Setpoint Valuation Report

Exhibit 99.7	Selene Diligence, LLC (“Selene”) Executive Summary

Exhibit 99.8	Selene Summary Report

Exhibit 99.9	Selene Standard Findings Report

Exhibit 99.10	Selene Valuation Report

Exhibit 99.11	Selene Bridge Data Extract

Exhibit 99.12	Selene Data Compare Report